Document and Entity Information	12 Months Ended
Jun. 30, 2016
Document and Entity Information:
Entity Registrant Name	Rocky Mountain High Brands, Inc.
Document Type	10-12G/A
Document Period End Date	Jun. 30, 2016
Trading Symbol	rmhb
Amendment Flag	true
Entity Central Index Key	0001670869
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q4
Amedment Description	Changes to previous filing